Note 18 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
$

Year ending December 31, 2022	666
Year ending December 31, 2023	702
Year ending December 31, 2024	308
Year ending December 31, 2025	314
Year ending December 31, 2026	318
Total lease payments	2,308
Less: imputed interest	(302)

Present value of lease liabilities	2,006

Lease Agreement for Office and Laboratories [Member]
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
$

Year ending December 31, 2022	76
Year ending December 31, 2023	463
Year ending December 31, 2024	477
Year ending December 31, 2025	491
Year ending December 31, 2026	506
Year ending December 31, 2027 and thereafter	2,085

Total payments	4,098